CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
Common stock dividends (in dollars per share)	$ 0.38	$ 0.38	$ 0.38
Common stock issued under dividend reinvestment plan		110,184	132,138
Common stock issued under equity trust plan		228,761
Restricted common stock issued		48,400	24,327
Common stock surrendered to satisfy tax withholding obligations of stock-based compensation		11,655	6,873
Common stock issued under employee compensation plans, shares	56,681
Purchase of equity trust shares	43,955	43,553	77,084
Distribution of equity trust shares	75,391	33,742	19,918